FAIR VALUE MEASUREMENT (Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets:
Derivative financial instruments	$ 159
Liabilities:
Derivative financial instruments		$ 74
Level 1 [Member]
Assets:
Derivative financial instruments
Liabilities:
Derivative financial instruments
Level 2 [Member]
Assets:
Derivative financial instruments	159
Liabilities:
Derivative financial instruments		74
Level 3 [Member]
Assets:
Derivative financial instruments
Liabilities:
Derivative financial instruments